Contingencies and restrictions - Environmental Contingencies (Details) $ in Thousands	Aug. 29, 2022 USD ($)
SMA Environmental Case | Superintendency of Environment (SMA) | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable	$ 9,000